Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Litigation

CFGI, LLC, a former provider of consulting services of the Company, served the Company with a lawsuit to collect approximately $200 owed by the Company to CFGI, LLC on September 9, 2016. The Company settled this matter for $150 and the case was dismissed.

Creditors Adjustment Bureau, Inc., a collection agency in California, has filed suit in Santa Clara County Superior Court (California) to collect an $84 debt assigned to it by Gigya Inc. The Company settled this matter for $55.

A Complaint (Index #654984/2016) was filed by Andy Mule, on behalf of himself and others similarly situated, in the Supreme Court of the State of New York. The Complaint, which names the Company, each of its current directors, and President, as a former director, as defendants, claims a breach of fiduciary duty relating to the terms of a proposed conversion of debt and preferred shares into common equity by Mr. Sillerman and/or his affiliates. The Complaint seeks unspecified damages and such relief as the Court may deem appropriate. The Company accepted service on October 4, 2016, and filed a motion to dismiss on November 14, 2016. The Company believes that this claim is without merit.

A Complaint (Case #8:16-cv-02101-DOC-JCG) was filed in the United States District Court, Central District of California, Southern Division by Stephan Wurth Photography, Inc. The Complaint, which names Wetpaint.com, Inc. and two former employees of Rant, Inc., claims copyright infringement relating to photographs of Anna Kournikova that first appeared on a Rant website some time ago and continued to appear after our purchase of Rant on July 8, 2016. We have not yet been served in this matter. If and when we are served, we intend to vigorously defend the matter.
The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of our outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on its results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond our control. As such, there can be no assurance that the final outcome will not have a material adverse effect on the Company's financial condition and results of operations.

Commitments and Contingencies

Operating Leases

The Company maintains operating leases for its corporate office and several satellite offices. There are no capital leases. Rent expense for operating leases, which may include free rent or fixed escalation amounts in addition to minimum lease payments, is recognized on a straight-line basis over the duration of each lease term. Total rent expense for continuing operations, net of sublease income, for the Company under operating leases recorded for the years ended June 30, 2016 and 2015 was $361 and $610, respectively. The Company’s future minimum rental commitments under noncancelable operating leases are as follows (amounts are shown net of contractual sublease income):

Years Ending June 30,	Amount
2017	$466
2018	490
2019	688
2020	729
2021	749
Thereafter	640
Total	$3,762

Litigation

The Company delivered 357,032 of the Initial Perk Shares to Gracenote, Inc. and Tribune Media Services, Inc., former providers of technology services of the Company, as per the Settlement and Transfer Agreement dated February 5, 2016, to satisfy an obligation. The Company recognized a gain of $593 in the consolidated statements of operations for the year ended June 30, 2016.

CFGI, LLC, a former provider of consulting services of the Company, served the Company with a lawsuit to collect approximately $200 owed by the Company to CFGI, LLC on September 9, 2016. There is a dispute regarding the services rendered by CFGI, LLC and the Company is attempting to settle the matter. There was no impact on the consolidated financial statements for the year ended June 30, 2016.

A Complaint (Index #654984/2016) was filed by Andy Mule, on behalf of himself and others similarly situated, in the Supreme Court of the State of New York. The Complaint, which names the Company, each of its current directors, and President, as a former director, as defendants, claims a breach of fiduciary duty relating to the terms of a proposed conversion of debt and preferred shares into common equity by Mr. Sillerman and/or his affiliates. The Complaint seeks unspecified damages and such relief as the Court may deem appropriate. The Company accepted service on October 4, 2016, and has agreed to respond by November 14, 2016. The Company believes that this claim is without merit.
The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of the Company's outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on its results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company's control. As such, there can be no assurance that the final outcome will not have a material adverse effect on the Company's consolidated financial condition and results of operations.